As filed with the Securities and Exchange Commission on August 18, 2000.


                                        1933 Act Registration No. 333-66181
                                        1940 Act Registration No. 811-09079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No.  5
                                      --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.
                       --

                         MORGAN KEEGAN SELECT FUND, INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               MORGAN KEEGAN TOWER
                               FIFTY FRONT STREET
                            MEMPHIS, TENNESSEE 38103
                            ------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              --------------------
                  MORGAN KEEGAN TOWER, MEMPHIS, TENNESSEE 38103
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

                                                              Copies to:

                              ARTHUR J. BROWN, ESQ.
                              ---------------------
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 ----
/ XX /    as soon as practicable after the effective date of this registration
 ----     statement.


     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 5 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed in order to delay the effectiveness of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A. The Amendment does not otherwise affect Part A, Part B, Part C, or the accompanying exhibits of Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on June 6, 2000, which is incorporated herein by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Select Fund, Inc., has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Memphis, and the State of Tennessee, on the 18th day of August, 2000.

                                       MORGAN KEEGAN SELECT FUND, INC.


                                       By: /s/ William F. Hughes, Jr.
                                          --------------------------
                                          William F. Hughes, Jr., Director

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                       DATE
---------                           -----                       ----

/s/ Allen B. Morgan, Jr.            Director and President      August 18, 2000
-------------------------------     (Chief Executive Officer)
Allen B. Morgan, Jr.

                                    Vice President and          August 18, 2000
-------------------------------     Treasurer (Chief
Joseph C. Weller                    Financial Officer)


                                    Director                    August 18, 2000
-------------------------------
James D. Witherington, Jr.

/s/ William F. Hughes, Jr.          Director                    August 18, 2000
-------------------------------
William F. Hughes, Jr.

                                    Director                    August 18, 2000
-------------------------------
William Jefferies Mann

/s/ James Stillman R. McFadden      Director                    August 18, 2000
-------------------------------
James Stillman R. McFadden

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Utilities Stock Portfolio, has duly caused this Post-Effective Amendment No. 5 to Morgan Keegan Select Fund, Inc.'s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio, on the 18th day of August, 2000.

                                             UTILITIES STOCK PORTFOLIO

                                             By:  /S/  WESLEY F. HOAG
                                                 ------------------------------
                                                      Wesley F. Hoag

     Pursuant to requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                        DATE
---------                          -----                        ----

ROBERT S. MEEDER, SR.*             President and Trustee        August 18, 2000
-----------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*             Trustee                      August 18, 2000
-----------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                Trustee                      August 18, 2000
-----------------------------
Roger D. Blackwell

JAMES W. DIDION*                   Trustee                      August 18, 2000
-----------------------------
James W. Didion

CHARLES A. DONABEDIAN*             Trustee                      August 18, 2000
-----------------------------
Charles A. Donabedian

THOMAS E. LINE*                    Principal Financial Officer,
-----------------------------      Principal Accounting
Thomas E. Line                     Officer and Treasurer        August 18, 2000


ROBERT S. MEEDER, JR.*             Vice President and Trustee   August 18, 2000
-----------------------------
Robert S. Meeder, Jr.

JACK W. NICKLAUS II*               Trustee                      August 18, 2000
-----------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                    Trustee                      August 18, 2000
-----------------------------
Walter L. Ogle

PHILIP A. VOELKER*                 Vice President and Trustee   August 18, 2000
-----------------------------
Philip A. Voelker

*By: /S/  WESLEY F. HOAG
----------------------------------
       Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Growth Stock Portfolio, has duly caused this Post-Effective Amendment No. 5 to Morgan Keegan Select Fund, Inc.'s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio, on the 18th day of August, 2000.

                                           GROWTH STOCK PORTFOLIO

                                           By:  /S/  WESLEY F. HOAG
                                               -------------------------------
                                                    Wesley F. Hoag

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                        DATE
---------                          -----                        ----

ROBERT S. MEEDER, SR.*             President and Trustee        August 18, 2000
-----------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*             Trustee                      August 18, 2000
-----------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                Trustee                      August 18, 2000
-----------------------------
Roger D. Blackwell

JAMES W. DIDION*                   Trustee                      August 18, 2000
-----------------------------
James W. Didion

CHARLES A. DONABEDIAN*             Trustee                      August 18, 2000
-----------------------------
Charles A. Donabedian

THOMAS E. LINE*                    Principal Financial Officer,
-----------------------------      Principal Accounting
Thomas E. Line                     Officer and Treasurer        August 18, 2000


ROBERT S. MEEDER, JR.*             Vice President and Trustee   August 18, 2000
-----------------------------
Robert S. Meeder, Jr.

JACK W. NICKLAUS II*               Trustee                      August 18, 2000
-----------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                    Trustee                      August 18, 2000
-----------------------------
Walter L. Ogle

PHILIP A. VOELKER*                 Vice President and Trustee   August 18, 2000
-----------------------------
Philip A. Voelker

*By: /S/  WESLEY F. HOAG
----------------------------------
       Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney